Advances to Suppliers, Net (Details)	12 Months Ended
Dec. 31, 2023
Advances to Suppliers, Net [Abstract]
Construction material, description	It usually takes 3 to 6 months for the suppliers to deliver raw materials for our equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials.